WARRANT DERIVATIVE (Narrative) (Details) - USD ($) $ in Thousands		3 Months Ended
	May 15, 2018	Nov. 30, 2019	Nov. 30, 2018
Warrant Derivative [Abstract]
Warrants granted, value	$ 1,171
Unit issuance costs attributed to warrants	$ 157
Loss (Gain) on warrant derivative		$ (3,051)	$ 1,986
(Gain)Loss on fair value derivatives and warrants		$ (3,129)	$ 2,273